Exchange rates (Details) - $ / £	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Foreign exchange rates [abstract]
Closing rate applied at period end	1.34	1.22	1.26
Average rate applied for the period	1.30	1.25	1.26